UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc. 2960 N. Meridian Street, Suite 300	Indianapolis, IN 46208
(Address of principal executive offices)	(Zip code)

Robert W. Silva

Huntington Asset Services, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant’s telephone number, including area code: 317-917-7000

Date of fiscal year end: 6/30

Date of reporting period: 3/31/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on
Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

IMS Capital Value Fund

Schedule of Investments

March 31, 2013

(Unaudited)

	Shares	Fair Value
Common Stocks - 99.11%

Consumer Discretionary - 28.86%
Apple, Inc.	1,100	$486,893
D.R. Horton, Inc.	30,600	743,580
DISH Network Corp. - Class A	19,600	742,840
Dollar Tree, Inc. (a)	20,400	987,972
Domino's Pizza, Inc.	14,200	730,448
EZCORP, Inc. - Class A (a)	24,000	511,200
H&R Block, Inc.	29,900	879,658
Home Depot, Inc. / The	11,000	767,580
Lennar Corp. - Class A	17,900	742,492
McDonald's Corp.	6,600	657,954
Rent-A-Center, Inc.	16,300	602,122
Service Corporation International	52,600	879,998
Stanley Black & Decker, Inc.	9,000	728,730
Starbucks Corp.	12,700	723,392
Yum! Brands, Inc.	9,000	647,460

		10,832,319

Consumer Staples - 6.78%
Clorox Co. / The	6,800	602,004
Dr. Pepper Snapple Group, Inc.	14,200	666,690
Phillip Morris International, Inc.	7,300	676,783
Wal-Mart Stores, Inc.	8,000	598,640

		2,544,117

Energy - 10.08%
Chevron Corp.	5,900	701,038
Diamond Offshore Drilling, Inc.	8,850	615,606
Helmerich & Payne, Inc.	11,800	716,260
Peabody Energy Corp.	22,200	469,530
Southwestern Energy Co. (a)	13,500	503,010
Valero Energy Corp.	17,100	777,879

		3,783,323

Financials - 9.93%
Coinstar, Inc. (a)	11,500	671,830
First American Financial Corp.	30,400	777,328
JPMorgan Chase & Co.	17,100	811,566
KeyCorp	82,600	822,696
Wells Fargo & Co.	17,400	643,626

		3,727,046

Health Care - 8.98%
Bristol-Myers Squibb Co.	17,100	704,349
Cardinal Health, Inc.	14,100	586,842
Patterson Companies, Inc.	19,600	745,584
WellPoint, Inc.	9,900	655,677
Zimmer Holdings, Inc.	9,000	676,980

		3,369,432

Industrials - 7.22%
Caterpillar, Inc.	8,100	704,457
Cummins, Inc.	5,150	596,422
Republic Services, Inc.	19,800	653,400
Southwest Airlines Co.	56,100	756,228

		2,710,507

See accompanying notes which are an integral part of these financial statements.

IMS Capital Value Fund

Schedule of Investments - continued

March 31, 2013

(Unaudited)

	Shares	Fair Value
Common Stocks - 99.11% - continued

Information Technology - 11.72%
Broadcom Corp. - Class A	16,600	$575,522
Computer Sciences Corp.	15,200	748,296
EMC Corp. (a)	19,400	463,466
Lam Research Corp. (a)	15,200	630,192
Oracle Corp.	14,500	468,930
Paychex, Inc.	19,400	680,358
Symantec Corp. (a)	33,700	831,716

		4,398,480

Materials - 7.13%
Alcoa, Inc.	80,500	685,860
Axiall Corp.	11,300	702,408
EI du Pont de Nemours & Co.	12,200	599,752
Scotts Miracle-Gro Co. / The - Class A	15,900	687,516

		2,675,536

Telecommunication Services - 3.54%
Verizon Communications, Inc.	13,400	658,610
Yahoo!, Inc. (a)	28,500	670,605

		1,329,215

Utilities - 4.87%
Consolidated Edison, Inc.	11,200	683,536
FirstEnergy Corp.	11,900	502,180
TECO Energy, Inc.	36,100	643,302

		1,829,018

TOTAL COMMON STOCKS (Cost $31,817,775)		37,198,993

Real Estate Investment Trusts - 1.88%

Weyerhaeuser Co.	22,500	706,050

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $463,604)		706,050

TOTAL INVESTMENTS (Cost $32,281,379) - 100.99%		$37,905,043

Liabilities in excess of other assets - (0.99)%		(371,436)

TOTAL NET ASSETS - 100.00%		$37,533,607

(a)	Non-income producing.

Tax related At March 31, 2013, the net unrealized appreciation (depreciation) for tax purposes was as follows:
Gross unrealized appreciation	$6,125,100
Gross unrealized depreciation	(620,913)

Net unrealized appreciation (depreciation)	$5,504,187

Aggregate cost of securities for income tax purposes	$32,400,856

See accompanying notes which are an integral part of these financial statements.

IMS Strategic Income Fund

Schedule of Investments

March 31, 2013

(Unaudited)

	Shares	Fair Value
Common Stocks - 18.63%

Consumer Staples - 1.47%
Eurofresh Holding Company, Inc.- Series A, 10.000% (a) (b) (c) (d)	14,706	$—
Universal Corp.	10,500	588,420

		$588,420

Energy - 4.44%
Enerplus Corp.	43,400	634,074
Penn West Petroleum Ltd.	55,000	591,800
Seadrill Ltd.	15,000	558,150

		1,784,024

Financials - 4.33%
American Capital Agency Corp.	17,900	586,762
BGC Parners, Inc. -Class A	276,300	1,149,408

		1,736,170

Industrials -4.11%
Diana Containerships, Inc.	309,847	1,651,485

Utilities - 1.50%
PG&E Corp.	13,500	601,155

Telecommunication Services - 2.78%
AT&T, Inc.	16,000	587,040
Windstream Corp.	66,500	528,675

		1,115,715

TOTAL COMMON STOCKS (Cost $8,485,049)		7,476,969

Real Estate Investment Trusts - 4.50%

Annaly Capital Management, Inc.	38,000	603,820
Mid American Apartment Communities, Inc.	8,500	587,010
Whitestone REIT	40,700	616,198

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,156,246)		1,807,028

Preferred Securities - 3.40%

Eurofresh Holding Company, Inc.- Series A, 10.000% (a) (b) (c) (d)	147	—
GMX Resources, Inc.- Series B, 9.250%	49,250	189,612
Hilton Hotels Corp.- 8.000%	16,820	409,463
US Bancorp - Series G, 6.000%	27,500	765,600

TOTAL PREFERRED SECURITIES (Cost $4,670,006)		1,364,675

See accompanying notes which are an integral part of these financial statements.

IMS Strategic Income Fund

Schedule of Investments - continued

March 31, 2013

(Unaudited)

	Principal Amount	Fair Value
Corporate Bonds - 37.61%

AGY Holding Corp., 11.000%, 11/15/2014	$850,000	$437,750
Alcatel-Lucent USA, Inc., 6.450%, 03/15/2029	1,350,000	1,046,250
American Casino and Entertainment Properties, LLC, 11.000%, 06/15/2014	545,000	551,812
Bank of America Corp., 9.000%, 04/16/2027 (b) (e)	650,000	650,000
Bridgemill Finance, LLC, 8.000%, 07/15/2017 (b) (f)	1,165,000	1,106,750
Chrysler Group, 8.000%, 06/15/2019	500,000	550,625
Citigroup, Inc., 8.000%, 01/30/2023 (e)	448,000	440,205
Edison Mission Energy, 7.750%, 06/15/2016 (a) (g)	600,000	321,750
Edison Mission Energy, 7.000%, 05/15/2017 (a) (g)	1,000,000	540,000
Gentiva Health Services, 11.500%, 09/01/2018	1,000,000	1,032,500
Goldman Sachs Group, Inc., 10.000%, 10/31/2022 (e)	500,000	501,940
Marina District Finance, 9.500%, 10/15/2015	775,000	802,125
Molycorp, Inc., 10.000%, 06/01/2020	750,000	742,500
Morgan Stanley, 8.000%, 07/29/2022	500,000	562,125
Morgan Stanley, 12.000%, 03/25/2031 (e)	600,000	664,704
Morgan Stanley, 9.000%, 06/30/2031 (e)	900,000	996,030
NII Capital Corp., 7.625%, 04/01/2021	1,100,000	797,500
O&G Leasing, LLC, 10.500%, 09/15/2013 (a) (b) (d) (f) (g)	1,530,000	1,116,900
Plaza Orlando Condo Association, Inc., 5.500%, 05/15/2031 (b) (d) (f)	252,000	136,080
Reddy Ice Corp., 11.250%, 03/15/2015	900,000	954,000
Rotech Healthcare, Inc., 10.500%, 03/15/2018 (a)	1,000,000	540,000
Thornton Drilling Co., 5.000%, 06/15/2018 (b)	716,968	602,253

TOTAL CORPORATE BONDS (Cost $16,537,455)		15,093,799

Reverse Convertible Bonds - 3.45%

JPMorgan Chase & Co., 13.950%, 04/09/2013	550,000	553,355
JPMorgan Chase & Co., 16.000%, 04/09/2013	550,000	280,005
UBS AG, 8.550%, 04/09/2013	550,000	550,990

TOTAL REVERSE CONVERTIBLE BONDS (Cost $1,650,000)		1,384,350

Municipal Bonds - 2.33%

Industry Urban Development Agency, 5.300%, 05/01/2015	400,000	402,228
Peralta California Community College District, 7.309%, 08/01/2031	460,000	531,852

TOTAL MUNICIPAL BONDS (Cost $921,423)		934,080

See accompanying notes which are an integral part of these financial statements.

IMS Strategic Income Fund

Schedule of Investments - continued

March 31, 2013

(Unaudited)

	Principal Amount	Fair Value
Foreign Bonds Denominated in US Dollars - 23.88%

Cash Store Financial Services, 11.500%, 01/31/2017 (f)	$1,289,000	$957,662
Ceagro Agricola, Ltd. 10.750%, 05/16/2016 (f)	800,000	825,096
Chukchansi Eco Dev Authority, 9.750%, 05/30/2020 (f)	1,227,651	736,591
Corporacion Geo SA de cv, 7.550%, 07/18/2014	10,000,000	720,277
Credit Agricole SA, 8.375%, call date 10/13/2019 (e) (f) (h)	1,200,000	1,318,500
Maxcom Telecommunicaciones SAB de CV, Series B, 11.000%, 12/15/2014	790,000	560,900
Newland International Properties Corp., 9.500%, 11/15/2014 (a) (f) (g)	700,000	479,500
Oceanografia SA de CV, 11.250%, 07/15/2015 (f)	650,000	511,875
Panama Canal Railway Co., 7.000%, 11/01/2026 (f) (i)	623,000	600,447
Petroleos de Venezuela SA, Series 2014, 4.900%, 10/28/2014	900,000	868,500
Petroleos Mixicanos, 7.650%, 11/24/2021 (f)	7,600,000	700,923
Provincia de Buenos Aires, 9.625%, 04/18/2028 (f)	1,000,000	605,000
UPM-Kymmene Oyj Corp., 7.450%, 11/26/2027 (f)	700,000	696,500

TOTAL FOREIGN BONDS DENOMINATED IN US DOLLARS (Cost $10,473,828)		9,581,771

	Shares	Fair Value
Money Market Securities - 8.58%
Federated Prime Obligations Fund - Institutional Shares, 0.08% (e)	3,441,486	3,441,486

TOTAL MONEY MARKET SECURITIES (Cost $3,441,486)		3,441,486

TOTAL INVESTMENTS (Cost $47,335,493) - 102.38%		$41,084,158

Liabilities in excess of other assets - (2.38)%		(954,181)

TOTAL NET ASSETS - 100.00%		$40,129,977

(a)	Non-income producing.
(b)	This security is currently valued by the Advisor, according to fair value procedures approved by the Trust.
(c)	Security received as part of a bankruptcy. Security is currently unregistered and restricted from sale.
(d)	Security is illiquid at March 31, 2013, at which time the aggregate value of illiquid securities is $1,252,980 or 3.12% of net assets.
(e)	Variable rate security; the rate shown represents the yield at March 31, 2013.
(f)	Security exempted from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	Issue is in default.
(h)	Perpetual Bond - the bond has no maturity date.
(i)	Asset Backed Security.

Tax related At March 31, 2013, the net unrealized appreciation (depreciation) for tax purposes was as follows:
Gross unrealized appreciation	$1,381,578
Gross unrealized depreciation	(7,646,538)

Net unrealized appreciation (depreciation)	$(6,264,960)

Aggregate cost of securities for income tax purposes	$47,349,118

See accompanying notes which are an integral part of these financial statements.

IMS Dividend Growth Fund

Schedule of Investments

March 31, 2013

(Unaudited)

	Shares	Fair Value

Common Stocks - 99.27%

Consumer Discretionary - 12.74%
Asia Entertainment & Resources, Ltd.	57,400	$246,820
Buckle, Inc./The	4,500	209,925
Ford Motor Co.	11,400	149,910
Hasbro, Inc.	4,500	197,730
NIKE, Inc. - Class B	3,000	177,030

		981,415

Consumer Staples - 4.15%
British American Tobacco PLC (b)	1,400	149,870
Coca-Cola Co./The	4,200	169,848

		319,718

Energy - 10.27%
China Petroleum and Chemical Corp. (b)	1,300	151,996
Linn Co. LLC	4,500	175,725
Royal Dutch Shell PLC (b)	2,400	156,384
Seadrill Ltd.	4,300	160,003
Total SA	3,057	146,675

		790,783

Financials - 12.58%
BGC Partners, Inc. - Class A	43,660	181,626
Federated Investors, Inc. - Class B	7,517	177,927
Fidelity National Financial, Inc. - Class A	8,700	219,501
Newcastle Investment Corp.	20,200	225,634
Umpqua Holdings Corp.	12,400	164,424

		969,112

Health Care - 7.43%
Johnson & Johnson	2,480	202,194
National Healthcare Corp.	4,400	201,168
Sanofi (b)	3,300	168,564

		571,926

Industrials - 15.17%
Boeing Co./The	1,900	163,115
Diana Containerships, Inc.	23,800	126,854
Healthcare Services Group, Inc.	6,700	171,721
Illinois Tool Works, Inc.	2,500	152,350
Intersections, Inc.	18,350	172,673
Siemens AG (b)	1,925	207,515
Waste Management, Inc.	4,450	174,485

		1,168,713

Information Technology - 16.75%
Cisco Systems, Inc.	6,000	125,460
Cypress Semiconductor Corp. (a)	10,800	119,124
Diebold, Inc.	5,500	166,760
Intel Corp.	7,500	163,875
Ituran Location and Control Ltd.	10,800	169,020
Microchip Technology, Inc.	4,900	180,124
Microsoft Corp.	5,700	163,077
STMicroelectronics N.V. (c)	26,290	202,696

		1,290,136

See accompanying notes which are an integral part of these financial statements.

IMS Dividend Growth Fund

Schedule of Investments - continued

March 31, 2013

(Unaudited)

	Shares	Fair Value

Common Stocks - 99.27% - continued

Materials - 6.75%
BHP Billiton LTD (b)	2,500	$171,075
Dow Chemical Co./The	5,100	162,384
Southern Copper Corp.	4,952	186,047

		519,506

Telecommunication Services - 9.25%
CenturyLink, Inc.	4,000	140,520
Rogers Communications, Inc. - Class B	4,600	234,876
Telecom Corporation of New Zealand Ltd. (b)	17,173	164,689
Vodafone Group PLC (b)	6,062	172,221

		712,306

Utilities - 4.18%
CPFL Energia S.A. (b)	7,300	152,862
Southern Co./The	3,600	168,912

		321,774

TOTAL COMMON STOCKS (Cost $7,087,410)		7,645,389

Money Market Securities - 0.49%
Federated Prime Obligations Fund - Institutional Shares, 0.08% (d)	37,510	37,510

TOTAL MONEY MARKET SECURITIES (Cost $37,510)		37,510

TOTAL INVESTMENTS - (Cost $7,124,920) - 99.76%		$7,682,899

Other assets less Liabilities - 0.24%		18,686

TOTAL NET ASSETS - 100.00%		$7,701,585

All	securities held are pledged as collateral for the Fund's line of credit.
(a)	Non-income producing.
(b)	American Depositary Receipt.
(c)	New York Registry.
(d)	Variable rate security; the rate shown represents the yield at March 31, 2013.

Tax related At March 31, 2013, the net unrealized appreciation (depreciation) for tax purposes was as follows:
Gross unrealized appreciation	$749,684
Gross unrealized depreciation	(242,183)

Net unrealized appreciation (depreciation)	$507,501

Aggregate cost of securities for income tax purposes	$7,175,398

See accompanying notes which are an integral part of these financial statements.

IMS Funds

Related Notes to the Schedule of Investments

March 31, 2013

(Unaudited)

Security Transactions and Related Income - Each Fund follows industry practice and records security transactions on the trade date. The first in, first out method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income from real estate investment trusts (REITS) and distributions from limited partnerships is recognized on the ex-date and included in dividend income. The calendar year-end classification of distributions received from REITS during the fiscal year are reported subsequent to year end; accordingly, the Funds estimate the character of REIT distributions based on the most recent information available. Income or loss from limited partnerships is reclassified in the components of net assets upon receipt of K-1’s. Withholding taxes on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. For bonds that miss a scheduled interest payment, after the grace period, all interest accrued on the bond is written off and no additional interest will be accrued. However, for illiquid bonds or those bonds fair valued by the Advisor, if the Advisor’s research indicates a high recovery rate in restructuring, and the Fund expects to hold the bond until the issue is restructured, past due interest may not be written off in its entirety. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Purchasing Options - Each Fund may purchase and sell put and call options involving individual securities and market indexes. An option involves either (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option, or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a market index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and market indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a market index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. Options are traded on organized exchanges and in the over-the-counter market.

The purchase of options involves certain risks. The purchase of options typically will limit a Fund’s potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in a Fund losing a greater percentage of its investment than if the transaction were effected directly.

Writing Options – Each Fund may write (sell) covered call options on common stocks in the Fund’s portfolio. A covered call option on a security is an agreement to sell a particular portfolio security if the option is exercised at a specified price, or before a set date. A Fund profits from the sale of the option, but gives up the opportunity to profit from any increase in the price of the stock above the option price, and may incur a loss if the stock price falls. Risks associated with writing covered call options include the possible inability to effect closing transactions at favorable prices and an appreciation limit on the securities set aside for settlement. When a Fund writes a covered call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. The Funds will only engage in exchange-traded options transactions.

Each Fund may write (sell) put options, including “out of the money” put options. When a Fund writes (sells) put options, the Fund receives the option premium, but will lose money if a decrease in the value of the security or index causes the Fund’s costs to cover its obligations upon exercise to increase to a level that is higher than the option premium the Fund received. Each Fund will sell a put option only if the obligation taken on by the sale of the put is “covered,” either 1) by maintaining a cash reserve or an investment in a money market fund equal to the amount necessary to purchase the underlying security if exercised, 2) by owning another put option with the same or a later expiration date and the same or a higher strike price, or 3) by owning another put option with the same or a later expiration date and a lower strike price in addition to cash equal to the difference between the strike price of the sold put and the strike price of the purchased put.

IMS Funds

Related Notes to the Schedule of Investments - continued

March 31, 2013

(Unaudited)

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. U.S. Generally Accepted Accounting Principles (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stock, real estate investment trusts, and preferred securities, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by a Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when certain restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities. The Advisor has used inputs such as the financial condition of underlying issuers, anticipated restructuring settlements, and expected liquidation proceeds in determining the fair value of such Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities such as corporate bonds, municipal bonds, reverse convertible bonds, and foreign bonds denominated in U.S. dollars, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for

IMS Funds

Related Notes to the Schedule of Investments - continued

March 31, 2013

(Unaudited)

normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when certain restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

The Advisor has used inputs such as evaluated broker quotes in inactive markets, actual trade prices in inactive markets, present value of expected future cash flows, terms of expected bond restructurings, multiples of earnings, and yields on similar securities in determining the fair value of such Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

The Pricing Committee of the Board is charged with monitoring the fair valuation policies of the Trust. Huntington Asset Services, Inc. (the Trust’s service provider) has established the Valuation Review Committee (“VRC”) to assist in monitoring all securities that are manually priced. After deciding that a security should be priced using unobservable inputs, the Advisor is required to complete a worksheet that indicates a) the reason for pricing the security using unobservable inputs and b) the fair valuation methods and justification for using them. The VRC will analyze the Advisor’s reasons for using unobservable inputs and also analyze the methods used for reasonableness. The VRC generally meets on a weekly basis to review any new manually priced securities as well as to confirm that existing fair valuation methods continue to be valid and reasonable. On a quarterly basis, the Pricing Committee of the Board reviews reports of securities that were manually priced during the quarter and the Advisor’s fair valuation worksheets. Based on its review, the Pricing Committee determines whether to ratify fair value pricing methodologies.

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Related Notes to the Schedule of Investments - continued

March 31, 2013

(Unaudited)

The following is a summary of the inputs used to value the Value Fund’s investments as of March 31, 2013:

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$37,198,993	$—	$—	$37,198,993

Real Estate Investment Trusts	706,050	—	—	706,050
Total	$37,905,043	$—	$—	$37,905,043

*	Refer to the Schedule of Investments for industry classifications.

The Value Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Value Fund did not hold any derivative instruments during the reporting period. During the period ended March 31, 2013, there were no transfers between levels. The Value Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period.

The following is a summary of the inputs used to value the Income Fund’s investments as of March 31, 2013:

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$7,476,969	$—	$—	$7,476,969

Real Estate Investment Trusts	1,807,028	—	—	1,807,028
Preferred Securities	1,364,675	—	—	1,364,675
Corporate Bonds	—	12,131,816	2,961,983	15,093,799
Reverse Convertible Bonds	—	1,384,350	—	1,384,350
U.S. Municipal Bonds	—	934,080	—	934,080
Foreign Bonds	—	9,581,771	—	9,581,771
Money Market Securities	3,441,486	—	—	3,441,486
Total	$14,090,158	$24,032,017	$2,961,983	$41,084,158

*	Refer to the Schedule of Investments for industry classifications.

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Related Notes to the Schedule of Investments - continued

March 31, 2013

(Unaudited)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the Income Fund:

	Balance as of June 30, 2012	Realized gain (loss)	Amortization	Change in unrealized appreciation (depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of March 31, 2013
Preferred Securities	22,050	—	—	(22,050)	—	—	—	—	—
Corporate Bonds	2,668,240	(2,250)	—	262,893	—	33,100	—	—	2,961,983
Total	$2,690,290	$(2,250)	$—	$240,843	$—	$33,100	$—	$—	$2,961,983

The following is a quantitative summary of the techniques and inputs used to fair value the Level 3 securities as of March 31, 2013:

	Quantitative information about Level 3 fair value measurements
	Fair value at 3/31/2013	Valuation technique(s)	Unobservable input	Range
Preferred Securities	$—	Market comparable companies	EBITDA multiple	7.9

Corporate bonds	$2,961,983	Discounted market	discounted for time since last trade	9%
		Discounted cash flow	discount rate	11.1% - 14.4% (13.9%)
			number of payments	31
			frequency of payments	quarterly

The significant unobservable input used in the fair value measurement of the Income Fund’s common stock and preferred securities is the EBITDA multiple. A significant increase in this input in isolation would result in a significantly higher fair valuation measurement; a significant decrease in this input in isolation would result in a significantly lower fair value measurement.

The significant unobservable inputs used in the fair value measurement of the Income Fund’s corporate bonds are the discount for time since the last trade, and the discount rate, the number of payments, and the frequency of the payments inherent in the discounted cash flow models used. As the discount rate for time since last trade increases or decreases, the fair valuation measurement will move in a directionally-opposite direction. As it relates to those securities fair valued using cash flow models, a significant increase or decrease in the discount rate used will result in a directionally-opposite change in fair value measurement; a significant increase or decrease in the frequency of payments will result in a directionally-similar move in fair value measurement; whereas a significant increase or decrease in the number of payments would result in a directionally-opposite move in fair value measurement.

IMS Funds

Related Notes to the Schedule of Investments - continued

March 31, 2013

(Unaudited)

The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at March 31, 2013 was $240,843 as shown below.

Total Change in Unrealized Appreciation (Depreciation)
Preferred Securities	$(22,050)
Corporate Bonds	262,893
Total	$240,843

The Income Fund did not hold any derivative instruments during the period ended March 31, 2013. The Fund had no transfers between any levels at any time during the reporting period. The Income Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period.

The following is a summary of the inputs used to value the Dividend Growth Fund’s investments as of March 31, 2013:

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$7,645,389	$—	$—	$7,645,389
Money Market Securities	37,510	—	—	37,510
Total	$7,682,899	$—	$—	$7,682,899

*	Refer to the Schedule of Investments for industry classifications.

The Dividend Growth Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. During the period ended March 31, 2013, there were no transfers between levels. The Value Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period.

Call options written are presented separately on the Statement of Assets and Liabilities as a liability at fair value and on the Statement of Operations under change in unrealized appreciation (depreciation) on options contracts, respectively. There were no realized gains or losses on written call options during the period ended March 31, 2013.

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Related Notes to the Schedule of Investments - continued

March 31, 2013

(Unaudited)

Please see the charts below for information regarding call options written for the Dividend Growth Fund.

Derivatives	Location of Derivatives on Statements of Assets & Liabilities
Written Call Options	Written call options at fair value	$—

Derivatives	Location of Gain (Loss) on Statements of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives
Equity Risk:
Written Call Options	Change in unrealized gain (loss) on investment securities	$(8,424)

Transactions in written options by the Dividend Growth Fund during the period ended March 31, 2013, were as follows:

	Number of Contracts	Premiums Received
Options outstanding at June 30, 2012	53	$12,400
Options exercised	(53)	(12,400)

Options outstanding at March 31, 2013	—	$—

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by a fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Funds will not incur any registration costs upon such resale. The Income Fund’s restricted securities are valued at the price provided by pricing service or dealers in the secondary market or, if no market prices are available, at the fair value price as determined by the Fund’s Advisor or pursuant to the Fund’s fair value policy. The Income Fund has acquired securities, the sale of which is restricted under Rule 144A of the Securities Act of 1933. It is possible that the fair value price may differ significantly from the amount that may ultimately be realized in the near term, and the difference could be material.

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Related Notes to the Schedule of Investments - continued

March 31, 2013

(Unaudited)

At March 31, 2013, the aggregate value of such securities amounted to $9,791,824 and value amounts to 24.40% of the net assets of the Income Fund.

	Acquisition Date		Shares or Principal Amount	Amortized Cost	Fair Value
Bridgemill Finance, LLC, 8.000%, 7/15/2017	7/12/2007		$1,165,000	$1,165,000	$1,106,750
Cash Store Financial Services, 11.500%, 01/31/2017	5/21/2012	(a)	$1,289,000	1,142,920	957,662
Ceagro Agricola Ltd., 10.750%, 5/16/2016	2/2/2011		$800,000	785,590	825,096
Chukchanski Economic Development Authority, 9.750%, 05/30/2020	4/25/2011	(b)	$1,227,056	1,165,347	736,591
Credit Agricole SA, 8.375%, call date 10/13/2019	9/16/2010	(c)	$1,200,000	1,244,043	1,318,500
Eurofresh Holding Co., Inc., - preferred stock - Series A, 10.000%	7/20/2007	(d)	147	2,394,416	—
Eurofresh Holding Co., Inc. - common stock	7/20/2007	(d)	14,706	119,770	—
Newland International Properties Corp., 9.500%, 11/15/2014	6/3/2011		$700,000	655,956	479,500
Oceanografia SA de CV, 11.250%, 07/15/2015	12/6/2012		$650,000	522,014	511,875
O&G Leasing, LLC, 10.500%, 9/15/2013	4/4/2007	(e)	$1,530,000	1,512,436	1,116,900
Panama Canal Railway Co., 7.000%, 11/01/2026	2/27/2013		$623,000	601,296	600,447
Petroleos Mixicanos, 7.650%, 11/24/2021	3/13/2013		$7,600,000	700,369	700,923
Plaza Orlando Condo Association, Inc., 5.500%, 5/15/2031	8/30/2006		$252,000	252,000	136,080
Provincia de Buenos Aires, 9.625%, 4/18/2028	11/12/2010		$1,000,000	869,526	605,000
UPM-KYMME Corp., 7.450%, 11/26/2027	3/24/2010		$700,000	590,281	696,500

				$13,720,964	$9,791,824

(a)	Purchased on various dates beginning 5/21/2012.
(b)	Purchased on various dates beginning 4/25/2011.
(c)	Purchased on various dates beginning 9/17/2010.
(d)	Purchased on various dates beginning 7/20/2007.
(e)	Purchased on various dates beginning 4/04/2007.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of May 30, 2013, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Unified Series Trust

By	/s/ John C. Swhear
John C. Swhear, Interim President

Date	05/30/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ John C. Swhear
John C. Swhear, Interim President

Date	5/30/13

By	/s/ Robert W. Silva
Robert W. Silva, Treasurer

Date	5/30/13